Taxes - Summary Of Tax Liabilities Presented In Consolidated Statements Of Financial Position (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Tax Liabilities [line items]
Others	$ 230
Tax Liabilities	560
Current	276	$ 211
Non-current	504	$ 552
Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [line items]
Tax Liabilities	560
Tax Settlement Program [member]
Disclosure Of Tax Liabilities [line items]
Current	56
Non-current	504
Tax Settlement Program [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [line items]
Tax Liabilities	608
Payments	(55)
Use of tax loss carry forwards
Inflation indexation	30
CTA	(23)
Tax Liabilities	560
Income taxes [member] | Tax Settlement Program [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [line items]
Tax Liabilities	607
Payments	(55)
Use of tax loss carry forwards
Inflation indexation	30
CTA	(23)
Tax Liabilities	559
Other taxes [member] | Tax Settlement Program [member] | Special tax settlement programs - PERT [member]
Disclosure Of Tax Liabilities [line items]
Use of tax loss carry forwards
Others	1
Tax Liabilities	$ 1